RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of company's previously reported operating expenses, cash flows or cash

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of December 4, 2020
Warrant Liability	$—	$18,190,000	$18,190,000
Common Stock Subject to Possible Redemption	217,972,620	(18,190,000)	199,782,620
Common Stock	695	182	877
Additional Paid-in Capital	5,000,411	701,197	5,701,608
Accumulated Deficit	(1,096)	(701,379)	(702,475)
Balance sheet as of December 31, 2020
Warrant Liability	$—	$19,780,000	$19,780,000
Common Stock Subject to Possible Redemption	217,771,437	(19,780,007)	197,991,430
Common Stock	697	198	895
Additional Paid-in Capital	5,201,592	2,291,188	7,492,780
Accumulated Deficit	(202,287)	(2,291,379)	(2,493,666)
Stockholders’ Equity	5,000,002	7	5,000,009

	As
	Previously		As
	Reported	Adjustments	Restated
Statement of Operations for the Period from September 23, 2020 (inception) to December 31, 2020
Change in fair value of Warrants	$—	$(1,590,000)	$(1,590,000)
Transaction costs attributable to Warrants	—	(701,379)	(701,379)
Net loss	(202,287)	(2,291,379)	(2,493,666)
Weighted average shares outstanding, Common stock subject to possible redemption	21,797,262	(1,819,000)	19,978,262
Basic and diluted net income per share, Common stock subject to possible redemption	—	—	—
Weighted average shares outstanding, Common stock	6,081,367	501,153	6,582,520
Basic and diluted net loss per share, Common stock	(0.03)	(0.34)	(0.37)
Cash Flow Statement for the Period from September 23, 2020 (inception) to December 31, 2020
Net loss	$(202,287)	$(2,291,379)	$(2,493,666)
Change in fair value of Warrants	—	1,590,000	1,590,000
Transaction costs attributable to Warrants	—	701,379	701,379
Initial classification of common stock subject to possible redemption	217,972,620	(18,190,000)	199,782,620
Change in value of common stock subject to possible redemption	(201,183)	(1,590,007)	(1,791,190)

Statement of Changes in Stockholders’ Equity for the Period from September 23, 2020 (inception) to December 31, 2020

	Common Stock		Additional Paid-in	Accumulated	Total Stockholders’
	Shares	Amount	Capital	Deficit	Equity
Common stock subject to possible redemption – As Previously Reported	(21,780,266)	$(2,178)	$(217,769,259)	$—	$(217,771,437)
Common stock subject to possible redemption – Adjustments	1,978,284	198	19,779,809	—	19,780,007
Common stock subject to possible redemption – As Restated	(19,801,982)	(1,980)	(197,989,450)	—	(197,991,430)
Net loss – As Previously Reported	—	—	—	(202,287)	(202,287)
Net loss – Adjustments	—	—	—	(2,291,379)	(2,291,379)
Net loss – As Restated	—	—	—	(2,493,666)	(2,493,666)
Balance at December 31, 2020 – As
Previously Reported	6,969,734	697	5,201,592	(202,287)	5,000,002
Balance at December 31, 2020 – Adjustments	1,978,284	198	2,291,188	(2,291,379)	7
Balance at December 31, 2020 – As Restated	8,948,018	895	7,492,780	(2,493,666)	5,000,009